UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Regiment Capital Advisors, LLC
Address: 222 Berkeley Street 12th Floor

         Boston, MA  02116

13F File Number:  28-11560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chris Kaster
Title:     Chief Operating Officer
Phone:     617-488-1600

Signature, Place, and Date of Signing:

     Chris Kaster     Boston, MA     November 06, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $262,568 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MICRO DEVICES INC     COM              007903107     3150   600000 SH  PUT  SOLE                   390000   210000        0
ADVANCED MICRO DEVICES INC     COM              007903107     3150   600000 SH       SOLE                   390000   210000        0
AMERICAN INTL GROUP INC        COM              026874107      357   107100 SH  CALL SOLE                   107100        0        0
ANGIOTECH PHARMACEUTICALS IN   COM              034918102       79   100000 SH       SOLE                    65000    35000        0
BCE INC                        COM NEW          05534B760     6942   200000 SH       SOLE                   200000        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     2516   100000 SH       SOLE                    70000    30000        0
CENTENNIAL COMMUNCTNS CORP N   CL A NEW         15133V208     6146   985000 SH       SOLE                   707750   277250        0
CHARTER COMMUNICATIONS INC D   CL A             16117M107     3212  4400000 SH       SOLE                  3080000  1320000        0
CHARTER COMMUNICATIONS INC D   NOTE 6.500%10/0  16117MAF4      377  1316000 PRN      SOLE                   856000   460000        0
COLUMBUS ACQUISITION CORP      COM              198851107     1803   237200 SH       SOLE                   237200        0        0
COMCAST CORP NEW               CL A             20030N101    21495  1095000 SH       SOLE                   851750   243250        0
COMCAST CORP NEW               CL A             20030N101     4908   250000 SH  PUT  SOLE                   187500    62500        0
COOPER TIRE & RUBR CO          COM              216831107     8600  1000000 SH       SOLE                  1000000        0        0
CROCS INC                      COM              227046109      561   156600 SH  PUT  SOLE                   156600        0        0
CROCS INC                      COM              227046109      561   156600 SH       SOLE                   156600        0        0
CSX CORP                       COM              126408103    16371   300000 SH  PUT  SOLE                   300000        0        0
DANA HOLDING CORP              COM              235825205     1634   337633 SH       SOLE                   325779    11854        0
GEOEYE INC                     COM              37250W108      775    35000 SH  CALL SOLE                    35000        0        0
ITRON INC                      COM              465741106    10624   120000 SH  PUT  SOLE                   120000        0        0
LAMAR ADVERTISING CO           CL A             512815101     1081    35000 SH  PUT  SOLE                    35000        0        0
LEAR CORP                      COM              521865105     4200   400000 SH       SOLE                   400000        0        0
LEVEL 3 COMMUNICATIONS INC     NOTE 2.875% 7/1  52729NBA7     4530  6000000 PRN      SOLE                  4200000  1800000        0
MBF HEALTHCARE ACQUISITION C   COM              552650103     3870   499400 SH       SOLE                   499400        0        0
MBF HEALTHCARE ACQUISITION C   *W EXP 04/16/201 552650111      100   499400 SH       SOLE                   499400        0        0
MI DEVS INC                    CL A SUB VTG     55304X104     4623   250000 SH       SOLE                   250000        0        0
MOHAWK INDS INC                COM              608190104    40973   608000 SH  PUT  SOLE                   608000        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     7786   155000 SH       SOLE                   155000        0        0
RANGE RES CORP                 COM              75281A109     8574   200000 SH       SOLE                   200000        0        0
SPANISH BROADCASTING SYS INC   CL A             846425882      702  1845958 SH       SOLE                  1200883   645075        0
STATE STR CORP                 COM              857477103    15557   273500 SH  PUT  SOLE                   273500        0        0
STATE STR CORP                 COM              857477103    15557   273500 SH       SOLE                   273500        0        0
TENET HEALTHCARE CORP          COM              88033G100      555   100000 SH  PUT  SOLE                    65000    35000        0
TENNECO INC                    COM              880349105     3189   300000 SH       SOLE                   300000        0        0
TESORO CORP                    COM              881609101    25494  1546000 SH  CALL SOLE                  1546000        0        0
VULCAN MATLS CO                COM              929160109    17142   230100 SH  PUT  SOLE                   230100        0        0
WHIRLPOOL CORP                 COM              963320106    12369   156000 SH  PUT  SOLE                   156000        0        0
WHOLE FOODS MKT INC            COM              966837106     3005   150000 SH       SOLE                   150000        0        0